united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number:	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH     45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Crawford Large Cap Dividend Fund

Class C (CDGCX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Crawford Large Cap Dividend Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.  You can find additional information about the Fund at https://www.crawfordinvestment.com/mutual-funds. You can also request this information by contacting us at (800) 431-1716.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$101	1.97%

How did the Fund perform during the reporting period?

The first half of 2025 was marked by a rapidly shifting market environment and a high degree of uncertainty. In the first quarter, the Fund provided meaningful downside protection as volatility increased amid concerns over tariffs, softening sentiment indicators, and rising recession risks. Our focus on high-quality, dividend-paying companies helped preserve capital as lower-quality, non-dividend-paying stocks saw outsized declines. In contrast, the second quarter brought a sharp reversal in leadership. With tariffs postponed and interest rates drifting lower, equities staged a strong rebound. However, the recovery was led by non-dividend payers and mega cap growth stocks, which significantly outperformed the higher-quality, value-oriented segment of the market. This shift created a headwind for the strategy’s quality and dividend-focused approach.

For the first half of the year, the Crawford Large Cap Dividend Fund - Class C Shares produced a total return of 7.93%. The Fund's primary benchmark, the Russell 1000® Index, returned 6.12% for the same period. The Fund’s Consumer Staples and Health Care holdings represented the greatest contributions to relative performance in the first half whereas Communications was the primary detractor. This is unsurprising as Communications was the highest returning sector within the benchmark for the period, and the Fund's holdings could not keep pace with the strength of those in the benchmark.

The Fund continues to maintain a high-quality orientation, and we believe the portfolio is well-positioned to obtain attractive, long-term, risk-adjusted returns. Our expectation is that the stock market will more fully recognize the favorable financial characteristics and consistency of our holdings, benefiting our fund investors. We have high conviction in the ability of the companies owned in the various strategies to prosper through an uncertain market and economic environment. While we do not know what will happen in the markets and economy, we know that shareholder-friendly businesses with financial strength will persevere.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Crawford Large Cap Dividend Fund - Class C
Russell 1000® Index
Russell 1000® Value Index
$40,000
$30,000
$20,000
$10,000
$0
$35,016
$24,084
$22,429
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Crawford Large Cap Dividend Fund - Class C	Russell 1000® Index	Russell 1000® Value Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$10,428	$10,293	$10,286
Jun-2017	$11,530	$12,149	$11,883
Jun-2018	$12,467	$13,916	$12,688
Jun-2019	$14,027	$15,310	$13,762
Jun-2020	$13,739	$16,455	$12,546
Jun-2021	$18,321	$23,543	$18,026
Jun-2022	$16,804	$20,474	$16,797
Jun-2023	$18,345	$24,438	$18,735
Jun-2024	$19,818	$30,274	$21,181
Jun-2025	$22,429	$35,016	$24,084

Average Annual Total Returns

	1 Year	5 Years	10 Years
Crawford Large Cap Dividend Fund - Class C
Without Load	13.18%	10.30%	8.41%
With Load	13.18%	10.30%	8.41%
Russell 1000® Index	15.66%	16.30%	13.35%
Russell 1000® Value Index	13.70%	13.93%	9.19%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The Russell 1000® Index is included due to regulatory requirements.

Fund Statistics

Net Assets	$60,508,467
Number of Portfolio Holdings	40
Advisory Fee	$144,219
Portfolio Turnover	4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
25.0%
Technology
17.5%
Industrials
16.4%
Health Care
14.7%
Consumer Staples
11.0%
Consumer Discretionary
4.5%
Money Market Funds
4.6%
Utilities
3.0%
Communications
2.0%
Energy
1.3%

Value	Value
Energy	1.3%
Communications	2.0%
Utilities	3.0%
Money Market Funds	4.6%
Consumer Discretionary	4.5%
Consumer Staples	11.0%
Health Care	14.7%
Industrials	16.4%
Technology	17.5%
Financials	25.0%

Crawford Large Cap Dividend Fund - Class C (CDGCX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.crawfordinvestment.com/mutual-funds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-CDGCX

Crawford Large Cap Dividend Fund

Class I (CDGIX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Crawford Large Cap Dividend Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.  You can find additional information about the Fund at https://www.crawfordinvestment.com/mutual-funds. You can also request this information by contacting us at (800) 431-1716.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.97%

How did the Fund perform during the reporting period?

The first half of 2025 was marked by a rapidly shifting market environment and a high degree of uncertainty. In the first quarter, the Fund provided meaningful downside protection as volatility increased amid concerns over tariffs, softening sentiment indicators, and rising recession risks. Our focus on high-quality, dividend-paying companies helped preserve capital as lower-quality, non-dividend-paying stocks saw outsized declines. In contrast, the second quarter brought a sharp reversal in leadership. With tariffs postponed and interest rates drifting lower, equities staged a strong rebound. However, the recovery was led by non-dividend payers and mega cap growth stocks, which significantly outperformed the higher-quality, value-oriented segment of the market. This shift created a headwind for the strategy’s quality and dividend-focused approach.

Overall, for the first half of the year, the Crawford Large Cap Dividend Fund - Class I Shares produced a total return of 8.44%. The Fund's primary benchmark, the Russell 1000® Index, returned 6.12% for the same period. The Fund’s Consumer Staples and Health Care holdings represented the greatest contributions to relative performance in the first half whereas Communications was the primary detractor. This is unsurprising as Communications was the highest returning sector within the benchmark for the period, and the Fund's holdings could not keep pace with the strength of those in the benchmark.

The Fund continues to maintain a high-quality orientation, and we believe the portfolio is well-positioned to obtain attractive, long-term, risk-adjusted returns. Our expectation is that the stock market will more fully recognize the favorable financial characteristics and consistency of our holdings, benefiting our fund investors. We have high conviction in the ability of the companies owned in the various strategies to prosper through an uncertain market and economic environment. While we do not know what will happen in the markets and economy, we know that shareholder-friendly businesses with financial strength will persevere.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Crawford Large Cap Dividend Fund - Class I
Russell 1000® Index
Russell 1000® Value Index
$40,000
$30,000
$20,000
$10,000
$0
$35,016
$24,794
$24,084
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Crawford Large Cap Dividend Fund - Class I	Russell 1000® Index	Russell 1000® Value Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$10,539	$10,293	$10,286
Jun-2017	$11,762	$12,149	$11,883
Jun-2018	$12,840	$13,916	$12,688
Jun-2019	$14,595	$15,310	$13,762
Jun-2020	$14,447	$16,455	$12,546
Jun-2021	$19,457	$23,543	$18,026
Jun-2022	$18,025	$20,474	$16,797
Jun-2023	$19,880	$24,438	$18,735
Jun-2024	$21,702	$30,274	$21,181
Jun-2025	$24,794	$35,016	$24,084

Average Annual Total Returns

	1 Year	5 Years	10 Years
Crawford Large Cap Dividend Fund - Class I	14.25%	11.41%	9.51%
Russell 1000® Index	15.66%	16.30%	13.35%
Russell 1000® Value Index	13.70%	13.93%	9.19%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The Russell 1000® Index is included due to regulatory requirements.

Fund Statistics

Net Assets	$60,508,467
Number of Portfolio Holdings	40
Advisory Fee	$144,219
Portfolio Turnover	4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Energy	1.3%
Communications	2.0%
Utilities	3.0%
Money Market Funds	4.6%
Consumer Discretionary	4.5%
Consumer Staples	11.0%
Health Care	14.7%
Industrials	16.4%
Technology	17.5%
Financials	25.0%

Crawford Large Cap Dividend Fund - Class I (CDGIX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.crawfordinvestment.com/mutual-funds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-CDGIX

Crawford Multi-Asset Income Fund

 (CMALX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Crawford Multi-Asset Income Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.  You can find additional information about the Fund at https://www.crawfordinvestment.com/mutual-funds. You can also request this information by contacting us at (800) 431-1716.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
	$50	0.99%

How did the Fund perform during the reporting period?

Despite elevated volatility and shifting market leadership, the Fund continued to fulfill its goal of generating a high and sustainable level of income while maintaining lower risk compared to the higher-yielding segments of the capital markets. The year began with tariff uncertainty, slowing sentiment data, and rising recession concerns, all of which supported demand for quality bonds and dividend-paying equities. By the second quarter, sentiment shifted as tariffs were postponed and interest rates eased, sparking a sharp rebound in equities led by non-dividend payers and large-cap growth stocks. Value, dividend, and quality-oriented holdings lagged the more aggressive, lower-quality areas of the market. Bond investors faced uneven yields as longer maturities rose and shorter ones fell, reflecting mixed inflation signals and uncertainty around Fed policy.

For the first half of 2025, the Crawford Multi-Asset Income Fund produced a total return of 3.23%. The Fund's primary benchmark, the Russell 3000® Index, produced a return of 5.75% for the same period. The Crawford Multi-Asset Income Fund's portfolio management process focuses on generating a high level of current income. Allocations to various asset categories such as high-dividend equities, preferred stocks, corporate bonds, real estate investment trusts, and energy infrastructure companies will vary over time as changes occur in individual security pricing and based on the overall income opportunity set.

We believe that the income-producing ability of the Fund is intact and will continue to serve shareholders well going forward. We move into the second half of the year with confidence in the Fund's ability to continue to provide steady income regardless of prevailing market conditions.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Crawford Multi-Asset Income Fund
NASDAQ US Multi-Asset Diversified Income Total Return Index
Russell 3000® Index
$30,000
$20,000
$10,000
$0
$27,086
$14,953
$13,927
Sep-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Crawford Multi-Asset Income Fund	NASDAQ US Multi-Asset Diversified Income Total Return Index	Russell 3000® Index
Sep-2017	$10,000	$10,000	$10,000
Jun-2018	$10,180	$10,131	$11,126
Jun-2019	$10,805	$10,935	$12,126
Jun-2020	$9,371	$8,649	$12,917
Jun-2021	$12,034	$11,376	$18,622
Jun-2022	$11,955	$10,824	$16,040
Jun-2023	$12,276	$11,164	$19,080
Jun-2024	$13,464	$12,954	$23,493
Jun-2025	$14,953	$13,927	$27,086

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 12, 2017)
Crawford Multi-Asset Income Fund	11.06%	9.80%	5.30%
NASDAQ US Multi-Asset Diversified Income Total Return Index	7.51%	10.00%	4.34%
Russell 3000® Index	15.30%	15.96%	13.63%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$144,625,942
Number of Portfolio Holdings	48
Advisory Fee (net of waivers)	$565,940
Portfolio Turnover	10%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 29.7%
Real Estate 23.8%
Utilities 15.9%
Energy 12.6%
Health Care 6.0%
Money Market Funds 2.8%
Technology 2.7%
Consumer Staples 2.5%
Communications 1.9%
Industrials 1.8%
Other Assets in Excess of Liabilities 0.3%

Value	Value
Other Assets in Excess of Liabilities	0.3%
Industrials	1.8%
Communications	1.9%
Consumer Staples	2.5%
Technology	2.7%
Money Market Funds	2.8%
Health Care	6.0%
Energy	12.6%
Utilities	15.9%
Real Estate	23.8%
Financials	29.7%

Crawford Multi-Asset Income Fund -  (CMALX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.crawfordinvestment.com/mutual-funds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-CMALX

Crawford Small Cap Dividend Fund

Class I (CDOFX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Crawford Small Cap Dividend Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.  You can find additional information about the Fund at https://www.crawfordinvestment.com/mutual-funds. You can also request this information by contacting us at (800) 431-1716.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.99%

How did the Fund perform during the reporting period?

The first half of 2025 was marked by a rapidly shifting market environment and a high degree of uncertainty. In the first quarter, the Fund provided meaningful downside protection as volatility increased amid concerns over tariffs, softening sentiment indicators, and rising recession risks. Our focus on high-quality, dividend-paying small cap companies helped preserve capital as lower-quality, non-dividend-paying stocks saw outsized declines. In contrast, the second quarter brought a sharp reversal in leadership. With tariffs postponed and interest rates drifting lower, equities staged a strong rebound. However, the recovery was led by non-dividend payers and mega cap growth stocks, which significantly outperformed the higher-quality, value-oriented small cap segment of the market. This shift created a headwind for the strategy’s quality and dividend-focused approach.

For the first half of the year, the Crawford Small Cap Dividend Fund produced a total return of -3.23%. The Fund's primary benchmark, the Russell 2000® Index, returned -1.78% for the same period. The Fund’s Consumer Discretionary and Health Care holdings represented the greatest detractors from relative performance in the first half whereas Technology was the primary contributor to relative performance.

We continue to believe the Fund is positioned to benefit from an information advantage in smaller-cap stocks and a behavioral bias among investors against more consistent, predictable, dividend-paying small cap companies. Quality is a durable and persistent factor in small cap investing that favorably influences both risk and return. While we do not know what will happen in the markets and economy, we know that shareholder-friendly businesses with financial strength will persevere.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Crawford Small Cap Dividend Fund - Class I
Russell 2000® Index
Russell 3000® Index
$40,000
$30,000
$20,000
$10,000
$0
$33,822
$20,169
$19,898
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Crawford Small Cap Dividend Fund - Class I	Russell 2000® Index	Russell 3000® Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$10,107	$9,327	$10,214
Jun-2017	$12,326	$11,621	$12,104
Jun-2018	$14,170	$13,663	$13,893
Jun-2019	$14,339	$13,211	$15,141
Jun-2020	$12,534	$12,335	$16,130
Jun-2021	$18,231	$19,987	$23,253
Jun-2022	$16,383	$14,951	$20,029
Jun-2023	$17,822	$16,790	$23,825
Jun-2024	$19,231	$18,479	$29,335
Jun-2025	$20,169	$19,898	$33,822

Average Annual Total Returns

	1 Year	5 Years	10 Years
Crawford Small Cap Dividend Fund - Class I	4.88%	9.98%	7.27%
Russell 2000® Index	7.68%	10.04%	7.12%
Russell 3000® Index	15.30%	15.96%	12.96%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$298,760,119
Number of Portfolio Holdings	66
Advisory Fee (net of waivers)	$1,313,793
Portfolio Turnover	15%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials 33.3%
Financials 22.0%
Health Care 8.9%
Consumer Discretionary 8.2%
Consumer Staples 7.0%
Real Estate 6.5%
Technology 5.1%
Materials 2.6%
Utilities 2.4%
Energy 2.2%
Money Market Funds 2.1%
Liabilities in Excess of Other Assets -0.3%

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Money Market Funds	2.1%
Energy	2.2%
Utilities	2.4%
Materials	2.6%
Technology	5.1%
Real Estate	6.5%
Consumer Staples	7.0%
Consumer Discretionary	8.2%
Health Care	8.9%
Financials	22.0%
Industrials	33.3%

Crawford Small Cap Dividend Fund - Class I (CDOFX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.crawfordinvestment.com/mutual-funds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-CDOFX

Q India Equity Fund

Class I (QINIX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Q India Equity Fund (the "Fund") for the period of January 6, 2025 to June 30, 2025.  You can find additional information about the Fund at https://funddocs.filepoint.com/qindia/. You can also request this information by contacting us at 833-894-0514.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48Footnote Reference*	0.98%
Footnote	Description
Footnote*	The reporting period is less than a full semi-annual reporting period. Expenses paid for a full semi-annual reporting period would be higher.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-6.6%
Information Technology	3.1%
Communications	3.3%
Health Care	4.8%
Materials	6.3%
Utilities	7.4%
Money Market Funds	7.9%
Technology	12.8%
Consumer Discretionary	13.9%
Financials	47.1%

Fund Statistics

  Net Assets$85,609
  Number of Portfolio Holdings28
  Advisory Fee (net of waivers)$0
  Portfolio Turnover1%

Country Weighting (% of net assets)

India	98.7%
United States	7.9%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Q India Equity Fund - Class I

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/qindia/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-QINIX

Q India Equity Fund

Class II (QINSX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Q India Equity Fund (the "Fund") for the period of January 6, 2025 to June 30, 2025.  You can find additional information about the Fund at https://funddocs.filepoint.com/qindia/. You can also request this information by contacting us at 833-894-0514.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$37Footnote Reference*	0.75%
Footnote	Description
Footnote*	The reporting period is less than a full semi-annual reporting period. Expenses paid for a full semi-annual reporting period would be higher.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-6.6%
Information Technology	3.1%
Communications	3.3%
Health Care	4.8%
Materials	6.3%
Utilities	7.4%
Money Market Funds	7.9%
Technology	12.8%
Consumer Discretionary	13.9%
Financials	47.1%

Fund Statistics

  Net Assets$85,609
  Number of Portfolio Holdings28
  Advisory Fee (net of waivers)$0
  Portfolio Turnover1%

Country Weighting (% of net assets)

India	98.7%
United States	7.9%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Q India Equity Fund - Class II

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/qindia/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-QINSX

Q India Equity Fund

Investor Class (QINRX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Q India Equity Fund (the "Fund") for the period of January 6, 2025 to June 30, 2025.  You can find additional information about the Fund at https://funddocs.filepoint.com/qindia/. You can also request this information by contacting us at 833-894-0514.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$61Footnote Reference*	1.23%
Footnote	Description
Footnote*	The reporting period is less than a full semi-annual reporting period. Expenses paid for a full semi-annual reporting period would be higher.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-6.6%
Information Technology	3.1%
Communications	3.3%
Health Care	4.8%
Materials	6.3%
Utilities	7.4%
Money Market Funds	7.9%
Technology	12.8%
Consumer Discretionary	13.9%
Financials	47.1%

Fund Statistics

  Net Assets$85,609
  Number of Portfolio Holdings28
  Advisory Fee (net of waivers)$0
  Portfolio Turnover1%

Country Weighting (% of net assets)

India	98.7%
United States	7.9%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Q India Equity Fund - Investor Class

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/qindia/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-QINRX

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable – disclosed with annual report

Item 3. Audit Committee Financial Expert.

Not applicable – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

Not applicable – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

Not applicable – disclosed with annual report

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Semi-Annual Financial Statements and Additional Information June 30, 2025

CDGIX	Crawford Large Cap Dividend Fund Class I

CDGCX	Crawford Large Cap Dividend Fund Class C

CDOFX	Crawford Small Cap Dividend Fund Class I

CMALX	Crawford Multi-Asset Income Fund

For a prospectus and more information, including charges and expenses call (800) 431-1716. The prospectus should be read carefully before investing. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.	Fund Investment Adviser: Crawford Investment Counsel, Inc. 600 Galleria Parkway SE, Suite 1650 Atlanta, GA 30339 www.CrawfordInvestmentFunds.com
Distributed by
Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

Crawford Large Cap Dividend Fund

Schedule of Investments

June 30, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 95.45%

Communications — 2.00%
Omnicom Group, Inc.	16,850	$1,212,189

Consumer Discretionary — 4.56%
Genuine Parts Co.	9,420	1,142,740
Home Depot, Inc. (The)	4,410	1,616,883
		2,759,623
Consumer Staples — 11.00%
Coca-Cola Co. (The)	25,800	1,825,350
Mondelez International, Inc., Class A	15,850	1,068,924
Philip Morris International, Inc.	13,750	2,504,288
Procter & Gamble Co. (The)	7,900	1,258,628
		6,657,190
Energy — 1.30%
Canadian Natural Resources Ltd.	25,000	785,000

Financials — 24.98%
American Express Co.	9,900	3,157,901
BlackRock, Inc.	1,700	1,783,725
Charles Schwab Corp. (The)	15,000	1,368,600
Intercontinental Exchange, Inc.	6,200	1,137,514
JPMorgan Chase & Co.	2,000	579,820
Marsh & McLennan Companies, Inc.	5,650	1,235,316
PNC Financial Services Group, Inc. (The)	5,000	932,100
S&P Global, Inc.	3,300	1,740,057
Visa, Inc., Class A	5,050	1,793,003
Willis Towers Watson PLC	4,498	1,378,637
		15,106,673
Health Care — 14.69%
AbbVie, Inc.	10,500	1,949,010
AstraZeneca PLC - ADR	25,000	1,747,000
Johnson & Johnson	8,140	1,243,385
Medtronic PLC	20,000	1,743,400
Merck & Co., Inc.	6,500	514,540
Quest Diagnostics, Inc.	7,000	1,257,410
Stryker Corp.	1,100	435,193
		8,889,938
Industrials — 16.36%
CSX Corp.	25,000	815,750
Honeywell International, Inc.	7,750	1,804,820
Johnson Controls International PLC	21,600	2,281,392
Roper Technologies, Inc.	1,000	566,840
RTX Corp.	10,500	1,533,210
TE Connectivity PLC	10,000	1,686,700
United Parcel Service, Inc., Class B	12,000	1,211,280
		9,899,992

See accompanying notes which are an integral part of these financial statements.

Crawford Large Cap Dividend Fund

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 95.45% - (continued)

Technology — 17.52%
Accenture PLC, Class A	5,390	$1,611,017
Amdocs Ltd.	16,500	1,505,460
Microsoft Corp.	9,120	4,536,379
SAP SE - ADR	4,000	1,216,400
Texas Instruments, Inc.	8,350	1,733,627
		10,602,883
Utilities — 3.04%
American Electric Power Company, Inc.	5,700	591,432
WEC Energy Group, Inc.	12,000	1,250,400
		1,841,832
Total Common Stocks (Cost $27,015,445)		57,755,320

MONEY MARKET FUNDS - 4.56%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.17%(a)	2,757,083	2,757,083
Total Money Market Funds (Cost $2,757,083)		2,757,083

Total Investments — 100.01% (Cost $29,772,528)		60,512,403
Liabilities in Excess of Other Assets — (0.01)%		(3,936)
NET ASSETS — 100.00%		$60,508,467

(a)	Rate disclosed is the seven day effective yield as of June 30, 2025.

ADR - American Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

Crawford Small Cap Dividend Fund

Schedule of Investments

June 30, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.14%

Consumer Discretionary — 8.17%
Academy Sports & Outdoors, Inc.	119,210	$5,341,800
Columbia Sportswear Co.	50,800	3,102,864
HNI Corp.	92,222	4,535,479
Lakeland Industries, Inc.	138,985	1,891,586
Rocky Brands, Inc.	140,245	3,112,036
Scotts Miracle-Gro Co. (The)	60,000	3,957,600
Shoe Carnival, Inc.	132,624	2,481,395
		24,422,760
Consumer Staples — 6.95%
Inter Parfums, Inc.	31,446	4,129,174
J&J Snack Foods Corp.	33,790	3,832,124
Phibro Animal Health Corp., Class A	171,277	4,374,415
Turning Point Brands, Inc.	69,618	5,274,956
Utz Brands, Inc.	251,326	3,154,141
		20,764,810
Energy — 2.18%
DT Midstream, Inc.	59,305	6,518,213

Financials — 21.99%
Artisan Partners Asset Management, Inc., Class A	76,208	3,378,301
BancFirst Corp.	35,142	4,344,254
First Hawaiian, Inc.	133,437	3,330,588
FirstCash Holdings, Inc.	25,000	3,378,500
Hamilton Lane, Inc., Class A	29,981	4,260,899
Hanover Insurance Group, Inc.	36,359	6,176,303
Lazard, Inc.	107,604	5,162,840
Old Republic International Corp.	162,808	6,258,340
Piper Sandler Companies	12,947	3,598,489
SouthState Corp.	51,362	4,726,844
Stock Yards Bancorp, Inc.	56,182	4,437,254
Trico Bancshares	110,844	4,488,073
Walker & Dunlop, Inc.	63,595	4,482,176
Webster Financial Corp.	60,886	3,324,376
WSFS Financial Corp.	78,593	4,322,615
		65,669,852
Health Care — 8.88%
CONMED Corp.	100,566	5,237,477
Embecta Corp.	283,260	2,744,789
LeMaitre Vascular, Inc.	75,202	6,245,527
Perrigo Co. PLC	229,906	6,143,088
US Physical Therapy, Inc.	78,945	6,173,499
		26,544,380
Industrials — 33.34%
Advanced Energy Industries, Inc.	38,930	5,158,225
AZZ, Inc.	71,201	6,727,070

See accompanying notes which are an integral part of these financial statements.

Crawford Small Cap Dividend Fund

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.14% - (continued)

Industrials — 33.34% - (continued)
Belden, Inc.	52,275	$6,053,446
Cactus, Inc., Class A	76,446	3,342,219
Cadre Holdings, Inc.	140,752	4,482,951
Cognex Corp.	34,460	1,093,071
ESCO Technologies, Inc.	34,742	6,665,947
Franklin Electric Co., Inc.	61,718	5,538,573
H&R Block, Inc.	58,921	3,234,174
Hackett Group, Inc. (The)	243,391	6,186,999
Hexcel Corp.	67,899	3,835,615
Information Services Group, Inc.	609,637	2,926,258
Landstar System, Inc.	21,418	2,977,530
Littelfuse, Inc.	23,902	5,419,300
ManpowerGroup, Inc.	72,523	2,929,929
Mesa Laboratories, Inc.	38,364	3,614,656
Moog, Inc., Class A	36,595	6,622,597
MSC Industrial Direct Co., Inc., Class A	53,215	4,524,339
Mueller Water Products, Inc., Series A	257,464	6,189,435
Standex International, Inc.	38,712	6,057,654
Valmont Industries, Inc.	18,398	6,008,235
		99,588,223
Materials — 2.61%
HB Fuller Co.	81,754	4,917,503
WD-40 Co.	12,650	2,885,339
		7,802,842
Real Estate — 6.46%
Independence Realty Trust, Inc.	336,293	5,949,023
National Storage Affiliates Trust	115,379	3,690,974
STAG Industrial, Inc.	113,778	4,127,866
Terreno Realty Corp.	98,830	5,541,398
		19,309,261
Technology — 5.11%
CTS Corp.	69,001	2,940,133
Pegasystems, Inc.	119,084	6,446,017
Power Integrations, Inc.	104,999	5,869,444
		15,255,594
Utilities — 2.45%
Black Hills Corp.	77,352	4,339,447
California Water Service Group	65,429	2,975,711
		7,315,158
Total Common Stocks (Cost $236,205,117)		293,191,093

See accompanying notes which are an integral part of these financial statements.

Crawford Small Cap Dividend Fund

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

	Shares	Fair Value
MONEY MARKET FUNDS - 2.11%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.17%(a)	6,307,977	$6,307,977
Total Money Market Funds (Cost $6,307,977)		6,307,977

Total Investments — 100.25% (Cost $242,513,094)		299,499,070
Liabilities in Excess of Other Assets — (0.25)%		(738,951)
NET ASSETS — 100.00%		$298,760,119

(a)	Rate disclosed is the seven day effective yield as of June 30, 2025.

See accompanying notes which are an integral part of these financial statements.

Crawford Multi-Asset Income Fund

Schedule of Investments

June 30, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 51.22%

Communications — 1.92%
Verizon Communications, Inc.	64,270	$2,780,963

Consumer Staples — 2.49%
Philip Morris International, Inc.	19,740	3,595,246

Energy — 12.58%
Canadian Natural Resources Ltd.	84,760	2,661,464
Chevron Corp.	13,560	1,941,656
Kinder Morgan, Inc.	181,620	5,339,628
Kinetik Holdings, Inc.	50,295	2,215,495
ONEOK, Inc.	22,495	1,836,267
Williams Companies, Inc. (The)	66,860	4,199,477
		18,193,987
Financials — 5.10%
Huntington Bancshares, Inc.	193,730	3,246,915
PNC Financial Services Group, Inc. (The)	9,300	1,733,706
Prudential Financial, Inc.	22,350	2,401,284
		7,381,905
Health Care — 5.97%
AbbVie, Inc.	18,630	3,458,101
Perrigo Co. PLC	89,840	2,400,525
Pfizer, Inc.	114,460	2,774,510
		8,633,136
Industrials — 1.79%
United Parcel Service, Inc., Class B	25,580	2,582,045

Real Estate — 13.98%
Alexandria Real Estate Equities, Inc.	18,130	1,316,782
Crown Castle International Corp.	29,000	2,979,170
CubeSmart	34,160	1,451,800
Four Corners Property Trust, Inc.	123,880	3,333,610
Healthpeak Properties, Inc.	187,583	3,284,578
Lamar Advertising Co., Class A	24,080	2,922,349
Mid-America Apartment Communities, Inc.	9,120	1,349,851
WP Carey, Inc.	57,745	3,602,133
		20,240,273
Utilities — 7.39%
American Electric Power Company, Inc.	29,800	3,092,048
Dominion Energy, Inc.	52,600	2,972,952
Duke Energy Corp.	39,120	4,616,160
		10,681,160
Total Common Stocks (Cost $67,018,389)		74,088,715

See accompanying notes which are an integral part of these financial statements.

Crawford Multi-Asset Income Fund

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

	Shares	Fair Value
PREFERRED STOCKS — 28.16%

Financials — 15.29%
AGNC Investment Corp., Series G, 7.75%	145,463	$3,614,756
American Express Co., Series D, 3.55%	3,734,000	3,656,131
Annaly Capital Management, Inc., Series F, 6.95%	73,700	1,856,503
Bank of America Corp., Series KK, 5.38%	9,830	214,491
Invesco Mortgage Capital, Inc., Series C, 7.50%	123,930	2,878,894
M&T Bank Corp., Series J, 7.50%	48,900	1,281,180
Two Harbors Investment Corp., Series B, 7.63%	167,200	3,738,591
Wells Fargo & Co., Series L, 7.50%	4,150	4,872,639
		22,113,185
Real Estate — 7.07%
Armada Hoffler Properties, Inc., Series A, 6.75%	131,440	2,839,104
Digital Realty Trust, Inc., Series L, 5.20%	151,540	3,027,769
UMH Properties, Inc., Series D, 6.38%	116,080	2,529,383
Vornado Realty Trust, Series M, 5.25%	110,150	1,822,983
		10,219,239
Utilities — 5.80%
Sempra Energy, 5.75%	8,690	178,580
Southern Co. (The), Series A, 4.95%	197,295	3,906,441
Spire, Inc., Series A, 5.90%	182,490	4,304,939
		8,389,960
Total Preferred Stocks (Cost $41,981,031)		40,722,384

	Principal Amount
CORPORATE BONDS — 17.52%

Financials — 9.33%
Charles Schwab Corp. (The), Series I, 4.00%, Perpetual (H15T5Y + 317.000bps)(a)	$6,109,000	6,024,818
JPMorgan Chase & Co., 6.50%, Perpetual (H15T5Y + 215.000bps)(a)	2,837,000	2,928,419
Truist Financial Corp., 6.67%, Perpetual (H15T5Y + 3.003bps)(a)	4,510,000	4,530,183
		13,483,420
Real Estate — 2.75%
Crown Castle, Inc., 5.00%, 1/11/2028	3,936,000	3,975,563

Technology — 2.72%
Fidelity National Information Services, Inc., 4.50%, 7/15/2025	3,936,000	3,935,912

Utilities — 2.72%
WEC Energy Group, Inc., 4.75%, 1/9/2026	3,936,000	3,937,388

Total Corporate Bonds (Cost $24,758,871)		25,332,283

See accompanying notes which are an integral part of these financial statements.

Crawford Multi-Asset Income Fund

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

	Shares	Fair Value
MONEY MARKET FUNDS - 2.80%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.17%(b)	4,047,501	$4,047,501
Total Money Market Funds (Cost $4,047,501)		4,047,501

Total Investments — 99.70% (Cost $137,805,792)		144,190,883
Other Assets in Excess of Liabilities — 0.30%		435,059
NET ASSETS — 100.00%		$144,625,942

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as, of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.

See accompanying notes which are an integral part of these financial statements.

Crawford Funds

Statements of Assets and Liabilities

June 30, 2025 (Unaudited)

	Crawford Large Cap Dividend Fund	Crawford Small Cap Dividend Fund	Crawford Multi-Asset Income Fund
Assets
Investments in securities at value (cost $29,772,528, $242,513,094 and $137,805,792)	$60,512,403	$299,499,070	$144,190,883
Receivable for fund shares sold	—	18,024	—
Receivable for investments sold	—	50,792	—
Dividends and interest receivable	120,642	394,217	694,647
Tax reclaims receivable	2,282	—	—
Prepaid expenses	23,294	22,174	11,244
Total Assets	60,658,621	299,984,277	144,896,774
Liabilities
Payable for fund shares redeemed	30,977	180,897	68,622
Payable for distributions to shareholders	56,558	143,961	72,569
Payable for investments purchased	—	632,684	—
Payable to Adviser	24,545	212,200	92,194
12b-1 fees accrued - Class C	8,554	—	—
Payable to affiliates	12,132	27,346	16,365
Payable to trustees	5,303	5,303	5,303
Other accrued expenses	12,085	21,767	15,779
Total Liabilities	150,154	1,224,158	270,832
Net Assets	$60,508,467	$298,760,119	$144,625,942
Net Assets consist of:
Paid-in capital	$27,313,824	$235,347,544	$132,421,046
Accumulated earnings	33,194,643	63,412,575	12,204,896
Net Assets	$60,508,467	$298,760,119	$144,625,942
Class I
Net Assets	$58,172,614	$298,760,119
Shares outstanding (unlimited number of shares authorized, no par value)	3,854,615	6,492,472
Net asset value and offering price per share	$15.09	$46.02
Class C
Net Assets	$2,335,853
Shares outstanding (unlimited number of shares authorized, no par value)	156,352
Net asset value and offering price per share	$14.94

Net Assets			$144,625,942
Shares outstanding (unlimited number of shares authorized, no par value)			5,409,161
Net asset value and offering price per share			$26.74

See accompanying notes which are an integral part of these financial statements.

Crawford Funds

Statements of Operations

For the Six Months ended June 30, 2025 (Unaudited)

	Crawford Large Cap Dividend Fund	Crawford Small Cap Dividend Fund	Crawford Multi-Asset Income Fund
Investment Income
Dividend income	$673,637	$3,939,178	$3,096,178
Interest income	—	—	723,058
Foreign dividend taxes withheld	(5,355)	—	(11,023)
Total investment income	668,282	3,939,178	3,808,213
Expenses
Adviser	144,219	1,541,603	721,163
Fund accounting	23,979	33,006	25,076
Administration	20,491	83,550	41,415
Registration	17,910	16,958	8,347
Transfer agent	17,348	19,079	12,278
12b-1 fees - Class C	12,323	—	—
Trustee	10,820	10,820	10,820
Legal	10,595	10,595	10,595
Audit and tax preparation	10,141	10,017	10,563
Compliance services	5,950	5,951	5,951
Custodian	3,503	15,125	8,184
Report printing	2,230	7,460	3,346
Insurance	1,830	2,757	2,077
Pricing	471	761	1,210
Miscellaneous	9,427	11,417	8,199
Total expenses	291,237	1,769,099	869,224
Fees contractually waived by Adviser	—	(227,810)	(155,223)
Net operating expenses	291,237	1,541,289	714,001
Net investment income	377,045	2,397,889	3,094,212
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	1,773,390	3,735,773	2,773,453
Net change in unrealized appreciation (depreciation) of investment securities and translation of assets and liabilities in foreign currency	2,662,197	(17,209,368)	(1,344,382)
Net realized and change in unrealized gain (loss) on investments and foreign currency	4,435,587	(13,473,595)	1,429,071
Net increase (decrease) in net assets resulting from operations	$4,812,632	$(11,075,706)	$4,523,283

See accompanying notes which are an integral part of these financial statements.

Crawford Funds

Statements of Changes in Net Assets

	Crawford Large Cap Dividend Fund
	For the Six Months Ended June 30, 2025	For the Year Ended December 31, 2024
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$377,045	$819,249
Net realized gain on investment securities transactions	1,773,390	3,296,904
Net change in unrealized appreciation of investment securities and translation of assets and liabilities in foreign currency	2,662,197	2,153,045
Net increase in net assets resulting from operations	4,812,632	6,269,198

Distributions to Shareholders from Earnings
Class I	(340,394)	(3,600,137)
Class C	(3,077)	(138,298)
Total distributions	(343,471)	(3,738,435)

Capital Transactions - Class I
Proceeds from shares sold	2,451,198	3,315,100
Reinvestment of distributions	225,909	3,155,531
Amount paid for shares redeemed	(3,866,127)	(8,374,082)
Total Class I	(1,189,020)	(1,903,451)
Capital Transactions - Class C
Reinvestment of distributions	3,058	137,001
Amount paid for shares redeemed	(332,210)	(245,715)
Total Class C	(329,152)	(108,714)
Net decrease in net assets resulting from capital transactions	(1,518,172)	(2,012,165)

Total Increase in Net Assets	2,950,989	518,598

Net Assets
Beginning of period	57,557,478	57,038,880
End of period	$60,508,467	$57,557,478

Share Transactions - Class I
Shares sold	171,608	231,900
Shares issued in reinvestment of distributions	15,343	224,568
Shares redeemed	(267,385)	(584,547)
Total Class I	(80,434)	(128,079)

Share Transactions - Class C
Shares issued in reinvestment of distributions	212	9,879
Shares redeemed	(23,053)	(17,137)
Total Class C	(22,841)	(7,258)

Net decrease in shares outstanding	(103,275)	(135,337)

See accompanying notes which are an integral part of these financial statements.

Crawford Funds

Statements of Changes in Net Assets (continued)

	Crawford Small Cap Dividend Fund
	For the Six Months Ended June 30, 2025	For the Year Ended December 31, 2024
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$2,397,889	$3,333,527
Net realized gain on investment securities transactions	3,735,773	11,707,410
Net change in unrealized appreciation (depreciation) of investment securities and translation of assets and liabilities in foreign currency	(17,209,368)	15,253,062
Net increase (decrease) in net assets resulting from operations	(11,075,706)	30,293,999

Distributions to Shareholders from Earnings
Class I	(2,014,347)	(12,974,383)
Total distributions	(2,014,347)	(12,974,383)

Capital Transactions - Class I
Proceeds from shares sold	9,867,180	38,789,637
Reinvestment of distributions	1,664,184	11,589,083
Amount paid for shares redeemed	(30,128,825)	(27,681,434)
Total Class I	(18,597,461)	22,697,286
Net increase (decrease) in net assets resulting from capital transactions	(18,597,461)	22,697,286

Total Increase (Decrease) in Net Assets	(31,687,514)	40,016,902

Net Assets
Beginning of period	330,447,633	290,430,731
End of period	$298,760,119	$330,447,633

Share Transactions - Class I
Shares sold	212,302	818,281
Shares issued in reinvestment of distributions	36,785	242,662
Shares redeemed	(659,953)	(592,468)
Total Class I	(410,866)	468,475

Net increase (decrease) in shares outstanding	(410,866)	468,475

See accompanying notes which are an integral part of these financial statements.

Crawford Funds

Statements of Changes in Net Assets (continued)

	Crawford Multi-Asset Income Fund
	For the Six Months Ended June 30, 2025	For the Year Ended December 31, 2024
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$3,094,212	$5,211,121
Net realized gain on investment securities transactions	2,773,453	4,568,315
Net change in unrealized appreciation (depreciation) of investment securities and translation of assets and liabilities in foreign currency	(1,344,382)	4,470,281
Net increase in net assets resulting from operations	4,523,283	14,249,717

Distributions to Shareholders from
Earnings	(2,834,920)	(5,343,772)
Total distributions	(2,834,920)	(5,343,772)

Capital Transactions
Proceeds from shares sold	718,908	25,819,823
Reinvestment of distributions	2,438,852	4,519,156
Amount paid for shares redeemed	(5,393,656)	(6,569,667)
Net increase (decrease) in net assets resulting from capital transactions	(2,235,896)	23,769,312

Total Increase (Decrease) in Net Assets	(547,533)	32,675,257

Net Assets
Beginning of period	145,173,475	112,498,218
End of period	$144,625,942	$145,173,475

Share Transactions
Shares sold	26,879	1,018,313
Shares issued in reinvestment of distributions	90,873	174,410
Shares redeemed	(205,712)	(251,646)

Net increase (decrease) in shares outstanding	(87,960)	941,077

See accompanying notes which are an integral part of these financial statements.

Crawford Large Cap Dividend Fund – Class I

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended June 30,		For the Years Ended December 31,
	2025		2024	2023	2022	2021	2020
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$14.00		$13.43	$13.10	$14.62	$12.44	$12.44

Investment operations:
Net investment income	0.10		0.21	0.22	0.20	0.18	0.21
Net realized and unrealized gain (loss)	1.08		1.32	0.71	(1.30)	2.53	0.65
Total from investment operations	1.18		1.53	0.93	(1.10)	2.71	0.86

Less distributions to shareholders from:
Net investment income	(0.09)		(0.21)	(0.22)	(0.20)	(0.18)	(0.21)
Net realized gains	—		(0.75)	(0.38)	(0.22)	(0.35)	(0.65)
Total distributions	(0.09)		(0.96)	(0.60)	(0.42)	(0.53)	(0.86)

Net asset value, end of period	$15.09		$14.00	$13.43	$13.10	$14.62	$12.44

Total Return(a)	8.44	%(b)	11.38%	7.22%	(7.43)%	21.91%	7.32%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$58,173		$55,074	$54,559	$54,437	$59,095	$50,751
Ratio of net expenses to average net assets	0.97	%(c)	0.97%	0.95%	0.92%	0.93%	0.98%
Ratio of expenses to average net assets before waiver or recoupment	0.97	%(c)	0.97%	0.95%	0.92%	0.89%	0.95%
Ratio of net investment income to average net assets	1.35	%(c)	1.43%	1.65%	1.54%	1.28%	1.84%
Portfolio turnover rate	4	%(b)	15%	19%	11%	7%	43%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Crawford Large Cap Dividend Fund – Class C

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended June 30,		For the Years Ended December 31,
	2025		2024	2023	2022	2021	2020
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$13.86		$13.30	$12.99	$14.49	$12.33	$12.33

Investment operations:
Net investment income	0.03		0.06	0.08	0.07	0.04	0.10
Net realized and unrealized gain (loss)	1.07		1.31	0.70	(1.28)	2.51	0.64
Total from investment operations	1.10		1.37	0.78	(1.21)	2.55	0.74

Less distributions to shareholders from:
Net investment income	(0.02)		(0.06)	(0.09)	(0.07)	(0.04)	(0.09)
Net realized gains	—		(0.75)	(0.38)	(0.22)	(0.35)	(0.65)
Total distributions	(0.02)		(0.81)	(0.47)	(0.29)	(0.39)	(0.74)

Net asset value, end of period	$14.94		$13.86	$13.30	$12.99	$14.49	$12.33

Total Return(a)	7.93	%(b)	10.30%	6.07%	(8.33)%	20.73%	6.26%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$2,336		$2,483	$2,480	$2,558	$3,171	$3,050
Ratio of net expenses to average net assets	1.97	%(c)	1.97%	1.95%	1.92%	1.96%	1.98%
Ratio of expenses to average net assets before waiver or recoupment	1.97	%(c)	1.97%	1.95%	1.92%	1.89%	1.95%
Ratio of net investment income to average net assets	0.34	%(c)	0.43%	0.65%	0.53%	0.26%	0.84%
Portfolio turnover rate	4	%(b)	15%	19%	11%	7%	43%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Crawford Small Cap Dividend Fund – Class I

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended June 30,		For the Years Ended December 31,
	2025		2024	2023	2022	2021	2020
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$47.87		$45.13	$39.85	$48.33	$42.48	$41.98

Investment operations:
Net investment income	0.36		0.52	0.54	0.50	0.52	0.52
Net realized and unrealized gain (loss)	(1.91)		4.18	5.26	(7.31)	8.83	0.83
Total from investment operations	(1.55)		4.70	5.80	(6.81)	9.35	1.35

Less distributions to shareholders from:
Net investment income	(0.30)		(0.51)	(0.52)	(0.51)	(0.53)	(0.48)
Net realized gains	—		(1.45)	—	(1.16)	(2.97)	(0.37)
Total distributions	(0.30)		(1.96)	(0.52)	(1.67)	(3.50)	(0.85)

Net asset value, end of period	$46.02		$47.87	$45.13	$39.85	$48.33	$42.48

Total Return(a)	(3.23	)%(b)	10.45%	14.62%	(14.12)%	22.06%	3.50%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$298,760		$330,448	$290,431	$282,209	$345,463	$269,227
Ratio of net expenses to average net assets	0.99	%(c)	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of expenses to average net assets before waiver or recoupment	1.14	%(c)	1.14%	1.15%	1.14%	1.12%	1.17%
Ratio of net investment income to average net assets	1.54	%(c)	1.09%	1.26%	1.15%	1.07%	1.44%
Portfolio turnover rate	15	%(b)	22%	24%	20%	27%	32%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Crawford Multi-Asset Income Fund

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended June 30,		For the Years Ended December 31,
	2025		2024	2023	2022	2021	2020
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$26.41		$24.69	$24.34	$25.80	$23.01	$25.74

Investment operations:
Net investment income	0.57		1.02	1.22	0.83	0.74	0.79
Net realized and unrealized gain (loss)	0.28		1.74	0.28	(1.09)	2.88	(2.68)
Total from investment operations	0.85		2.76	1.50	(0.26)	3.62	(1.89)

Less distributions to shareholders from:
Net investment income	(0.52)		(1.04)	(1.15)	(0.87)	(0.83)	(0.82)
Net realized gains	—		—	—	(0.30)	—	—
Return of capital	—		—	—	(0.03)	—	(0.02)
Total distributions	(0.52)		(1.04)	(1.15)	(1.20)	(0.83)	(0.84)

Net asset value, end of period	$26.74		$26.41	$24.69	$24.34	$25.80	$23.01

Total Return(a)	3.23	%(b)	11.35%	6.40%	(1.00)%	15.90%	(7.00)%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$144,626		$145,173	$112,498	$129,273	$138,692	$106,056
Ratio of net expenses to average net assets	0.99	%(c)	0.99%	0.99%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets before waiver or recoupment	1.21	%(c)	1.23%	1.23%	1.20%	1.20%	1.26%
Ratio of net investment income to average net assets	4.29	%(c)	3.95%	5.04%	3.37%	2.94%	3.67%
Portfolio turnover rate	10	%(b)	19%	35%	36%	12%	33%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Crawford Funds

Notes to the Financial Statements

June 30, 2025 (Unaudited)

NOTE 1. ORGANIZATION

Crawford Large Cap Dividend Fund (the “Large Cap Dividend Fund”), Crawford Small Cap Dividend Fund (the “Small Cap Dividend Fund”) and Crawford Multi-Asset Income Fund (the “Multi-Asset Income Fund”) (each a “Fund” and collectively, the “Funds”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified series of Unified Series Trust (the “Trust”). The Large Cap Dividend Fund, Small Cap Dividend Fund, and Multi-Asset Income Fund were organized on December 7, 2003, June 21, 2012, and August 7, 2017, respectively. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Board. The investment adviser to the Funds is Crawford Investment Counsel, Inc. (the “Adviser”). The investment objective of the Large Cap Dividend Fund is total return. The investment objective of the Small Cap Dividend Fund is to provide attractive long-term total return with below market risk as measured by standard deviation in comparison with the Russell 2000® Index. The investment objective of the Multi-Asset Income Fund is to provide current income.

The Large Cap Dividend Fund currently offers two classes of shares: Class I and Class C. Large Cap Dividend Fund Class I shares were first offered to the public on January 5, 2004, and Large Cap Dividend Fund Class C shares were first offered to the public on January 27, 2004. Small Cap Dividend Fund Class I shares were first offered to the public on September 26, 2012. Shares of the Multi-Asset Income Fund were first offered to the public on September 12, 2017. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable Fund and is entitled to such dividends and distributions out of income belonging to the Funds as are declared by the Board.

Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Crawford Funds

Notes to the Financial Statements (continued)

June 30, 2025 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”, including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency translations on the Statements of Operations represents currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. The net change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statements of Operations.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

Crawford Funds

Notes to the Financial Statements (continued)

June 30, 2025 (Unaudited)

As of and during the six months ended June 30, 2025, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the six months ended June 30, 2025, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire fund.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITs are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Large Cap Dividend Fund and the Small Cap Dividend Fund each typically distribute substantially all of their net investment income quarterly and net realized capital gains, if any, at least annually. The Multi-Asset Income Fund typically distributes net investment income monthly and any realized net capital gains, if any, annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment

Crawford Funds

Notes to the Financial Statements (continued)

June 30, 2025 (Unaudited)

for federal income tax purposes. Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values (“NAV”) per share of the Funds.

Contingent Deferred Sales Charges – With respect to the Class C shares of the Large Cap Dividend Fund there is no initial sales charge on purchases. However, a contingent deferred sales charge (“CDSC”) of 1.00%, based on the lower of the shares’ cost or current NAV, will be imposed on such purchases if the shares are redeemed within 12 months of purchase. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. In determining whether a CDSC is payable, the Large Cap Dividend Fund will first redeem Class C shares not subject to any charge.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published

Crawford Funds

Notes to the Financial Statements (continued)

June 30, 2025 (Unaudited)

and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix

Crawford Funds

Notes to the Financial Statements (continued)

June 30, 2025 (Unaudited)

pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser, as Valuation Designee, decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Valuation Designee, in conformity with guidelines adopted by and subject to review of the Board through its Pricing & Liquidity Committee. These securities will generally be categorized as Level 3 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that a Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

Crawford Funds

Notes to the Financial Statements (continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2025:

Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Large Cap Dividend Fund
Common Stocks(a)	$57,755,320	$—	$—	$57,755,320
Money Market Funds	2,757,083	—	—	2,757,083
Total	$60,512,403	$—	$—	$60,512,403

Small Cap Dividend Fund
Common Stocks(a)	293,191,093	—	—	293,191,093
Money Market Funds	6,307,977	—	—	6,307,977
Total	$299,499,070	$—	$—	$299,499,070

Multi-Asset Income Fund
Common Stocks(a)	74,088,715	—	—	74,088,715
Preferred Stocks(a)	37,066,253	3,656,131	—	40,722,384
Corporate Bonds(a)	—	25,332,283	—	25,332,283
Money Market Funds	4,047,501	—	—	4,047,501
Total	$115,202,469	$28,988,414	$—	$144,190,883

(a)	Refer to Schedule of Investments for sector classifications.

The Funds did not hold any investments during or at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Crawford Funds

Notes to the Financial Statements (continued)

June 30, 2025 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to each Fund (each an “Agreement”), manages the Funds’ investments. As compensation for its management services, each Fund pays the Adviser a management fee based on its average daily net assets as follows:

	Large Cap Dividend Fund	Small Cap Dividend Fund	Multi-Asset Income Fund
Management fee rate	0.50%	0.99%	1.00%
Management fees earned	$144,219	$1,541,603	$721,163
Fees waived	$—	$(227,810)	$(155,223)

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Funds’ business, do not exceed 0.98% of each class of shares of the Large Cap Dividend Fund’s average daily net assets, 0.99% of the Small Cap Dividend Fund’s average daily net assets and 0.98% of the Multi-Asset Income Fund’s average daily net assets. The expense cap for the Multi-Asset Income Fund was 0.99% from April 30, 2023 to April 30, 2025. Prior to April 30, 2023, the expense cap for the Multi-Asset Income Fund was 1.00%. The contractual arrangements for the Funds are in place through April 30, 2025 and may not be terminated prior to this date except by the Board of Trustees upon sixty (60) days’ written notice to the Adviser.

Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the applicable Fund in the three years following the date the particular waiver/ expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and

Crawford Funds

Notes to the Financial Statements (continued)

June 30, 2025 (Unaudited)

any expense limitation in effect at the time of the recoupment. The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions are as follows:

Recoverable Through	Large Cap Dividend Fund	Small Cap Dividend Fund	Multi-Asset Income Fund
December 31, 2025	$—	$227,623	$137,499
December 31, 2026	—	441,130	275,878
December 31, 2027	—	462,548	311,227
June 30, 2028	—	227,810	155,223

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Funds for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees”, which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings. Beginning in May 2024, the Interested Trustee began receiving the same compensation as the Independent Trustees.

Crawford Funds

Notes to the Financial Statements (continued)

June 30, 2025 (Unaudited)

The Trust, with respect to the Large Cap Dividend Fund’s Class C shares has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Large Cap Dividend Fund pays a fee to the Distributor, the Adviser or other financial institutions of 1.00% of the Class C’s average daily net assets (0.75% to help defray the cost of distributing Class C shares and 0.25% for servicing the Class C shareholders) attributable to the Large Cap Dividend Fund in connection with the promotion and distribution of the Large Cap Dividend Fund’s Class C shares or the provision of personal services to Class C shareholders. These services include, but are not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Large Cap Dividend Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. Pursuant to the Plan, the Board reviews, at least quarterly, a written report of the distribution expenses incurred on behalf of the Large Cap Dividend Fund’s Class C shares under the Plan. For the six months ended June 30, 2025, the Large Cap Dividend Fund Class C shares incurred 12b-1 Expenses of $12,323. The Large Cap Dividend Fund owed $8,554 for Class C 12b-1 Expenses as of June 30, 2025.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2025, purchases and sales of investment securities, other than short-term investments, were as follows:

	Purchases	Sales
Large Cap Dividend Fund	$2,051,202	$5,266,584
Small Cap Dividend Fund	45,152,164	55,457,852
Multi-Asset Income Fund	14,614,029	16,890,992

There were no purchases or sales of long-term U.S. government obligations during the six months ended June 30, 2025.

NOTE 6. FEDERAL TAX INFORMATION

At June 30, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

	Large Cap Dividend Fund	Small Cap Dividend Fund	Multi-Asset Income Fund
Gross unrealized appreciation	$30,879,981	$73,512,256	$16,170,554
Gross unrealized depreciation	(163,830)	(16,996,110)	(9,831,382)
Net unrealized appreciation (depreciation) on investments	$30,716,151	$56,516,146	$6,339,172

Tax cost of investments	$29,796,252	$242,982,924	$137,851,711

Crawford Funds

Notes to the Financial Statements (continued)

June 30, 2025 (Unaudited)

The tax character of distributions paid for the fiscal year ended December 31, 2024, the Funds’ most recent fiscal year end, were as follows:

	Large Cap Dividend Fund	Small Cap Dividend Fund	Multi-Asset Income Fund
Distributions paid from:
Ordinary income(a)	$805,807	$3,388,624	$5,343,772
Long-term capital gains	2,932,628	9,585,759	—
Total distributions paid	$3,738,435	$12,974,383	$5,343,772

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At December 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Large Cap Dividend Fund	Small Cap Dividend Fund	Multi-Asset Income Fund
Undistributed ordinary income	$13,442	$366,721	$767,268
Undistributed long-term capital gains	658,111	2,410,391	2,065,794
Unrealized appreciation on investments	28,053,929	73,725,514	7,683,471
Total accumulated earnings	$28,725,482	$76,502,626	$10,516,533

The difference between book-basis and tax-basis of unrealized appreciation (depreciation) is primarily attributable to tax deferral of losses on wash sales, differences related to partnership investments and the return of capital adjustments from underlying investments.

For the year ended December 31, 2024, the Multi-Asset Income Fund utilized long-term capital loss carryforwards of $1,565,064.

NOTE 7. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of June 30, 2025, the Small Cap Dividend Fund had 33.34% of the value of its net assets invested in

Crawford Funds

Notes to the Financial Statements (continued)

June 30, 2025 (Unaudited)

securities within the Industrials sector. As of June 30, 2025, the Multi-Asset Income Fund had 29.72% of the value of its net assets invested in securities within the Real Estate sector.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Q INDIA EQUITY FUND

SEMI-ANNUAL FINANCIAL STATEMENTS

AND ADDITIONAL INFORMATION

JUNE 30, 2025

Fund Adviser:

Quantum Advisors Private Limited

1st Floor, Apeejay House, 3 Dinshaw Vachha Road

Backbay Reclamation, Churchgate

Mumbai, India 400020

Q India Equity Fund

Schedule of Investments

June 30, 2025 (Unaudited)

COMMON STOCKS — 98.69%	Shares	Fair Value
India — 98.69%
Communications — 3.26%
Bharti Airtel Ltd.(a)	119	$2,791

Consumer Discretionary — 13.88%
Bajaj Auto Ltd.(a)	17	1,661
Crompton Greaves Consumer Electricals Ltd.(a)	1,044	4,326
Exide Industries Ltd.(a)	485	2,193
Hero MotoCorp Ltd.	75	3,707
		11,887
Financials — 47.14%
Aditya Birla Sun Life Asset Management Co. Ltd.(a)	400	3,733
Axis Bank Ltd.(a)	179	2,504
HDFC Bank Ltd.(a)	222	5,186
ICICI Bank Ltd.(a)	264	4,464
ICICI Lombard General Insurance Co. Ltd.(a)	170	4,046
ICICI Prudential Life Insurance Co. Ltd.(a)	587	4,502
IndusInd Bank Ltd.(a)	200	2,035
Kotak Mahindra Bank Ltd.(a)	152	3,836
LIC Housing Finance Ltd.	461	3,331
Shriram Finance Ltd.(a)	33	272
Star Health & Allied Insurance Co. Ltd.(a)	682	3,366
State Bank of India(a)	322	3,081
		40,356
Health Care — 4.77%
Cipla Ltd.(a)	206	3,620
Dr. Reddy’s Laboratories Ltd.(a)	31	465
		4,085
Information Technology — 3.13%
Tech Mahindra Ltd.(a)	136	2,677

Materials — 6.35%
Nuvoco Vistas Corporation Ltd.(a)	928	3,835
Tata Steel Ltd.(a)	857	1,599
		5,434
Technology — 12.81%
Infosys Ltd.(a)	214	4,000
Tata Consultancy Services Ltd.	99	3,999
Wipro Ltd.(a)	956	2,967
		10,966

See accompanying notes which are an integral part of these financial statements.

1

Q India Equity Fund

Schedule of Investments (Continued)

COMMON STOCKS — 98.69% (Continued)	Shares	Fair Value
India — 98.69% (Continued)
Utilities — 7.35%
GAIL India Ltd.(a)	1,677	$3,735
Gujarat State Petronet Ltd.(a)	666	2,560
		6,295
Total Common Stocks (Cost $78,439)		84,491

MONEY MARKET FUNDS — 7.90%	Shares	Fair Value
U.S. Bank Money Market Deposit Account, 3.31%(b)	6,758	$6,758

Total Money Market Funds (Cost $6,758)		6,758

Total Investments — 106.59% (Cost $85,197)		91,249

Liabilities in Excess of Other Assets — (6.59)%		(5,640)

NET ASSETS — 100.00%		$85,609

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.

See accompanying notes which are an integral part of these financial statements.

2

Q India Equity Fund

Statement of Assets and Liabilities

June 30, 2025 (Unaudited)

Assets
Investments in securities at value (cost $85,197)	$91,249
Receivable from Adviser	90,108
Dividends receivable	246
Foreign currency receivable	479
Prepaid expenses	5,488
Total Assets	187,570

Liabilities
12b-1 fees accrued - Investor Class	35
Payable to affiliates	42,157
Payable to trustees	5,226
Payable to capital gain tax	1,148
Other accrued expenses	53,395
Total Liabilities	101,961

Net Assets	$85,609

Net Assets consist of:
Paid-in capital	$79,998
Accumulated earnings	5,611
Net Assets	$85,609

Class I
Net Assets	$26,675
Shares outstanding (unlimited number of shares authorized, no par value)	2,500
Net asset value and offering price per share	$10.67

Class II
Net Assets	$26,705
Shares outstanding (unlimited number of shares authorized, no par value)	2,500
Net asset value and offering price per share	$10.68

Investor Class
Net Assets	$32,229
Shares outstanding (unlimited number of shares authorized, no par value)	3,024
Net asset value and offering price per share	$10.66

See accompanying notes which are an integral part of these financial statements.

3

Q India Equity Fund

Statement of Operations

For the Period Ended June 30, 2025 (Unaudited)(a)

Investment Income
Dividend income	$998
Foreign taxes withheld	(56)
Total investment income	942

Expenses
Transfer agent	44,048
Administration	38,457
Legal	12,552
Audit and tax preparation	12,359
Custodian	11,632
Trustee	10,626
Compliance services	10,018
Report printing	6,591
Pricing	2,891
Registration	554
Adviser	244
12b-1 fees - Investor Class	34
Miscellaneous	24,812
Total expenses	174,818
Fees waived and/or expenses reimbursed by Adviser	(174,444)
Net operating expenses	374

Net investment income	568

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	247
Net realized loss on foreign currency translations	(108)
Net change in unrealized appreciation of investment securities	4,904
Net realized and change in unrealized gain on investments	5,043

Net increase in net assets resulting from operations	$5,611

(a)	For the period January 6, 2025 (commencement of operations) to June 30, 2025.

See accompanying notes which are an integral part of these financial statements.

4

Q India Equity Fund

Statement of Changes in Net Assets

For the Period Ended June 30, 2025(a) (Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$568
Net realized gain on investment securities and foreign currency translations	139
Net change in unrealized appreciation of investment securities	4,904
Net increase in net assets resulting from operations	5,611

Capital Transactions - Class I
Proceeds from shares sold	24,999
Total Class I	24,999

Capital Transactions - Class II
Proceeds from shares sold	25,000
Total Class II	25,000

Capital Transactions - Investor Class
Proceeds from shares sold	29,999
Total Investor Class	29,999
Net increase in net assets resulting from capital transactions	79,998

Total Increase in Net Assets	85,609

Net Assets
Beginning of period	—
End of period	$85,609

Share Transactions - Class I
Shares sold	2,500
Total Class I	2,500

Share Transactions - Class II
Shares sold	2,500
Total Class II	2,500

Share Transactions - Investor Class
Shares sold	3,024
Total Investor Class	3,024
Net increase in shares outstanding	8,024

(a)	For the period January 6, 2025 (commencement of operations) to June 30, 2025.

See accompanying notes which are an integral part of these financial statements.

5

Q India Equity Fund

Class I

Financial Highlights

(For a share outstanding during the period)

For the Period Ended June 30, 2025(a) (Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$10.00

Investment operations:
Net investment income	0.07
Net realized and unrealized gain	0.60
Total from investment operations	0.67

Net asset value, end of period	$10.67

Total Return(b)(c)	6.70%

Ratios and Supplemental Data:
Net assets, end of period (000)	$27
Ratio of net expenses to average net assets(d)	0.98%
Ratio of expenses to average net assets before reimbursement/recoupment(d)	463.55%
Ratio of net investment income to average net assets(d)	1.52%
Portfolio turnover rate(c)	1%

(a)	For the period January 6, 2025 (commencement of operations) to June 30, 2025.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

6

Q India Equity Fund

Class II

Financial Highlights

(For a share outstanding during the period)

For the Period Ended June 30, 2025(a) (Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$10.00

Investment operations:
Net investment income	0.08
Net realized and unrealized gain	0.60
Total from investment operations	0.68

Net asset value, end of period	$10.68

Total Return(b)(c)	6.80%

Ratios and Supplemental Data:
Net assets, end of period (000)	$27
Ratio of net expenses to average net assets(d)	0.75%
Ratio of expenses to average net assets before reimbursement/recoupment(d)	463.52%
Ratio of net investment income to average net assets(d)	1.75%
Portfolio turnover rate(c)	1%

(a)	For the period January 6, 2025 (commencement of operations) to June 30, 2025.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

7

Q India Equity Fund

Investor Class

Financial Highlights

(For a share outstanding during the period)

For the Period Ended June 30, 2025(a) (Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$10.00

Investment operations:
Net investment income	0.06
Net realized and unrealized gain	0.60
Total from investment operations	0.66

Net asset value, end of period	$10.66

Total Return(b)(c)	6.60%

Ratios and Supplemental Data:
Net assets, end of period (000)	$32
Ratio of net expenses to average net assets(d)	1.23%
Ratio of expenses to average net assets before reimbursement/recoupment(d)	462.18%
Ratio of net investment income to average net assets(d)	1.28%
Portfolio turnover rate(c)	1%

(a)	For the period January 6, 2025 (commencement of operations) to June 30, 2025.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

8

Q India Equity Fund

Notes to the Financial Statements

June 30, 2025 (Unaudited)

NOTE 1. ORGANIZATION

The Q India Equity Fund (the “Fund”) was registered as a non-diversified series of Unified Series Trust (the “Trust”) on August 20, 2024. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The investment objective of the Fund is to achieve long-term capital appreciation by investing in the listed equities of Indian companies that are in a position to benefit from the anticipated growth and development of the Indian economy. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Quantum Advisors Private Limited (the “Adviser”).

The Fund currently offers three classes of shares, Class I, Class II and Investor Class. Class I, Class II and Investor Class shares were first offered to the public on January 6, 2025. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class of the Fund and is entitled to such dividends and distributions out of income belonging to the applicable class of the Fund as are declared by the Board. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or as expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”, including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

9

Q India Equity Fund

Notes to the Financial Statements (Continued)

June 30, 2025 (Unaudited)

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency translations on the Statement of Operations represents currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the period ended June 30, 2025, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period ended June 30, 2025, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire fund.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual

10

Q India Equity Fund

Notes to the Financial Statements (Continued)

June 30, 2025 (Unaudited)

basis. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

11

Q India Equity Fund

Notes to the Financial Statements (Continued)

June 30, 2025 (Unaudited)

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

With respect to foreign equity securities that are principally traded on a market outside the United States, the Board has approved the utilization of an independent fair value pricing service to evaluate the effect of market fluctuations on these securities after the close of trading in that foreign market. To the extent that securities are valued using this service, they will be classified as Level 2 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based

12

Q India Equity Fund

Notes to the Financial Statements (Continued)

June 30, 2025 (Unaudited)

on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2025:

Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$—	$84,491	$—	$84,491
Money Market Funds	6,758	—	—	6,758
Total	$6,758	$84,491	$—	$91,249

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement, manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly at an annual rate of 0.65% of the Fund’s average daily net assets. For the period ended June 30, 2025, before the waiver described below, the Adviser earned a fee of $244 from the Fund. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through January 31, 2026 so that total annual operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; any administrative and/or shareholder servicing

13

Q India Equity Fund

Notes to the Financial Statements (Continued)

June 30, 2025 (Unaudited)

fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business) do not exceed 0.98%, 0.75% and 1.23% of the average daily net assets of the Fund’s Class I, Class II, and Investor Class shares, respectively. At June 30, 2025, the Adviser owed the Fund $90,108. For the period ended June 30, 2025, the Adviser waived management fees and/or reimbursed expenses in the amount of $174,444.

Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date in which that particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. As of June 30, 2025, the Adviser may seek repayment of management fees waived and expenses reimbursed pursuant to the aforementioned conditions from the Fund no later than the dates stated below:

Recoverable through
June 30, 2028	$174,444

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his

14

Q India Equity Fund

Notes to the Financial Statements (Continued)

June 30, 2025 (Unaudited)

additional duties and each Chair of a committee receives additional compensation as well. Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Trustees for out-of- pocket expenses incurred in conjunction with attendance at meetings.

The Trust, with respect to the Investor Class shares of the Fund, has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund can pay the Distributor, the Adviser and/or other financial institutions or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Distributor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. For the period ended June 30, 2025, Investor Class shares incurred 12b-1 expenses of $34. The Fund owed $35 for Investor Class 12b-1 expenses as of June 30, 2025.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2025, purchases and sales of investment securities, other than short-term investments, were $79,200 and $1,028, respectively.

There were no purchases or sales of long-term U.S. government obligations during the period ended June 30, 2025.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2025, Kevin and Jill Heller owned 100% of the Class I and II outstanding shares, and 82.67% of the Investor Class outstanding shares. As a result, Kevin and Jill Heller may be deemed to control the Fund.

NOTE 7. FEDERAL TAX INFORMATION

At June 30, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$7,276
Gross unrealized depreciation	(2,372)
Net unrealized appreciation/(depreciation) on investments	$4,904
Tax cost of investments	$85,197

15

Q India Equity Fund

Notes to the Financial Statements (Continued)

June 30, 2025 (Unaudited)

NOTE 8. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of June 30, 2025, the Fund had 47.14% of the value of its net assets invested in stocks within the Financials sector.

NOTE 9. NON-DIVERSIFICATION RISK

As a non-diversified fund, the Fund’s portfolio may focus on a limited number of companies. Because the Fund may hold the securities of fewer issuers than a diversified fund, the poor performance of an individual security in the Fund’s portfolio may have a greater negative impact on the Fund’s performance than if the Fund’s asset were diversified among a larger number of portfolio securities.

NOTE 10. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 11. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

16

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Q India Equity Fund (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board” or the “Trustees”) oversees the management of the Fund and, as required by law, considered the approval of the management agreement with its investment adviser, Quantum Advisors Private Limited (“Quantum”). In connection with such approval, the Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances.

The Trustees held a teleconference on August 14, 2024 to review and discuss materials compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to the approval of the management agreement between the Trust and Quantum. At the Trustees’ quarterly meeting held in August 2024, the Board interviewed certain executives of Quantum, including Quantum’s Head – Compliance, Legal & Secretarial, Senior Manager – Compliance, Secretarial & Legal, Chief Executive Officer, Managing Director and Group Head – Equities, and Portfolio Manager - Equities. The Trust’s CCO completed a review of the Code of Ethics and compliance program of Quantum and reported to the Board. After discussion, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust and Quantum (the “Independent Trustees”), approved the management agreement for an initial period of two years from commencement of operations of the Fund. The Trustees’ approval of the management agreement was based on a consideration of all the information provided to the Trustees, and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i)	The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Quantum would provide to the Fund, which include, but are not limited to, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. The Trustees considered the qualifications and extensive experience of Quantum’s portfolio manager who would be responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and experience of the other individuals at Quantum who would provide services to the Fund.

17

Additional Information (Unaudited) (Continued)

The Trustees recalled the Trust’s prior experience with personnel at Quantum and noted the unique and excellent services it anticipates Quantum will provide to the Fund. The Trustees recalled that they had previously discussed and reviewed Quantum’s compliance program. After a thorough discussion and consideration, the Trustees concluded that Quantum has adequate resources to provide satisfactory investment management services to the Fund.

(ii)	Fund Performance. The Trustees next reviewed and discussed the performance of a composite managed by Quantum with a strategy similar to that of the proposed fund for periods ended June 30, 2024, which was presented for their consideration.

(iii)	Fee Rate and Profitability. The Trustees reviewed fee and expense comparisons with respect to the Morningstar India Equity category and a peer group, which indicated that the Fund’s proposed management fee is lower than the averages and the medians for the Morningstar category and peer group. The Board further observed that the Fund’s estimated net expenses are below the median and average of the peer group but above the Morningstar category median and average. The Trustees acknowledged Quantum’s explanation that the Fund offered a unique strategy for faith-based investors. The Trustees also considered a profitability analysis prepared by Quantum for its management of the Fund, which indicated that Quantum does not expect to earn a profit as a result of managing the Fund in the first year of operations but that it anticipates earning a profit in the second year of operations.

The Trustees considered other potential benefits that Quantum may receive in connection with its management of the Fund, including third-party research obtained by soft dollars, and noted that Quantum does not have soft dollar arrangements in place.

After considering the above information, the Trustees concluded that the proposed management fee represents reasonable compensation in light of the nature and quality of the services that Quantum proposes to provide to the Fund.

(iv)	Economies of Scale. In determining the reasonableness of the proposed management fee, the Trustees also considered the extent to which Quantum will realize economies of scale as the Fund grows larger. The Trustees determined that, in light of the anticipated size of the Fund in its first two years of operations, it does not appear that Quantum will realize benefits from economies of scale in managing the Fund in the near term to such an extent that breakpoints in the management fee needs to be considered at this time.

18

Proxy Voting (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (833) 894- 0514 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

19

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Not applicable – disclosed with annual report.

(a)(2)	Not applicable

(a)(3)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(4)	Not applicable

(a)(5)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By	/s/ Martin R. Dean
Martin R. Dean, Principal Executive Officer

Date	8/28/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Martin R. Dean
Martin R. Dean, Principal Executive Officer

Date	8/28/2025

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Principal Financial Officer

Date	8/28/2025